Supplemental Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Current:
Cash and cash equivalents	$ 537		$ 546		$ 867
Trade receivables, net	765		900		934
Prepaid expenses, taxes and other current assets	253		230		330
Assets related to discontinued operations					1,350
Total current assets	1,555		1,676		3,481
Property and equipment, net	835		874		893
Intangible assets, net	2,843		2,929		3,291
Goodwill	4,505		4,539		4,885		4,856
Total Assets	9,738		10,018		12,550
Current:
Short-term and current portion of long-term debt	441		63		10
Accounts payable and other current liabilities	1,381		1,444		1,821
Liabilities related to discontinued operations					246
Total current liabilities	1,822		1,507		2,077
Long-term debt	6,121		6,599		7,819
Deferred and other income taxes	1,087		1,120		1,117
Other long-term liabilities	77		76		76
Total liabilities	9,107		9,302		11,089
Total stockholder's equity	631		716		1,461		1,607	2,067
Total Liabilities and Stockholder's Equity	9,738		10,018		12,550
Parent
Current:
Cash and cash equivalents	173		220		529
Trade receivables, net	7		3		2
Prepaid expenses, taxes and other current assets	1,361		1,312		1,090
Total current assets	1,541		1,535		1,621
Intangible assets, net	116		112		120
Deferred income taxes	37		39		34
Intercompany balances	248		254		250
Investment in subsidiaries	8,607		8,620		12,673
Total Assets	10,549		10,560		14,698
Current:
Short-term and current portion of long-term debt	434		57
Intercompany balances	3,292		3,199		5,247	[1]
Accounts payable and other current liabilities	103		70		296
Total current liabilities	3,829		3,326		5,543
Long-term debt	5,915		6,343		7,612
Intercompany debt	83		83		82
Deferred and other income taxes	91		92
Total liabilities	9,918		9,844		13,237
Total stockholder's equity	631		716		1,461
Total Liabilities and Stockholder's Equity	10,549		10,560		14,698
Guarantor Subsidiaries
Current:
Cash and cash equivalents	(2)		(3)		(15)
Intercompany balances	2,588		2,457		4,516	[1]
Trade receivables, net	515	[2]	566	[3]	603	[4]
Prepaid expenses, taxes and other current assets	81		70		125
Assets related to discontinued operations					1,315
Total current assets	3,182		3,090		6,544
Property and equipment, net	555		574		588
Intangible assets, net	2,347		2,413		2,701
Intercompany balances	6		7		1
Goodwill	3,468		3,470		3,784
Investment in subsidiaries	2,056		2,101		2,253
Total Assets	11,614		11,655		15,871
Current:
Short-term and current portion of long-term debt					3
Accounts payable and other current liabilities	1,984		1,983		1,821
Liabilities related to discontinued operations					219
Total current liabilities	1,984		1,983		2,043
Long-term debt	2		2		2
Intercompany debt					19
Deferred and other income taxes	978		1,000		1,085
Other long-term liabilities	43		50		49
Total liabilities	3,007		3,035		3,198
Total stockholder's equity	8,607		8,620		12,673
Total Liabilities and Stockholder's Equity	11,614		11,655		15,871
Non-Guarantor Subsidiaries
Current:
Cash and cash equivalents	366		329		353
Intercompany balances	704		742		731	[1]
Trade receivables, net	243		331		329
Prepaid expenses, taxes and other current assets	112		89		271
Assets related to discontinued operations					37
Total current assets	1,425		1,491		1,721
Property and equipment, net	280		300		305
Intangible assets, net	380		404		470
Intercompany balances	77		76
Goodwill	1,037		1,069		1,101
Total Assets	3,199		3,340		3,597
Current:
Short-term and current portion of long-term debt	7		6		7
Accounts payable and other current liabilities	595		632		860
Liabilities related to discontinued operations					27
Total current liabilities	602		638		894
Long-term debt	204		254		205
Intercompany debt	248		254		267
Deferred and other income taxes	55		67		66
Other long-term liabilities	34		26		27
Total liabilities	1,143		1,239		1,459
Total stockholder's equity	2,056		2,101		2,138
Total Liabilities and Stockholder's Equity	3,199		3,340		3,597
Eliminations
Current:
Intercompany balances	(3,292)		(3,199)		(5,247)	[1]
Prepaid expenses, taxes and other current assets	(1,301)		(1,241)		(1,156)
Assets related to discontinued operations					(2)
Total current assets	(4,593)		(4,440)		(6,405)
Deferred income taxes	(37)		(39)		(34)
Intercompany balances	(331)		(337)		(251)
Investment in subsidiaries	(10,663)		(10,721)		(14,926)
Total Assets	(15,624)		(15,537)		(21,616)
Current:
Intercompany balances	(3,292)		(3,199)		(5,247)	[1]
Accounts payable and other current liabilities	(1,301)		(1,241)		(1,156)
Total current liabilities	(4,593)		(4,440)		(6,403)
Intercompany debt	(331)		(337)		(368)
Deferred and other income taxes	(37)		(39)		(34)
Total liabilities	(4,961)		(4,816)		(6,805)
Total stockholder's equity	(10,663)		(10,721)		(14,811)
Total Liabilities and Stockholder's Equity	$ (15,624)		$ (15,537)		$ (21,616)

[1]	Certain intercompany balances have been revised to reclassify amounts previously presented as negative assets as liabilities within the Parent Company and Non-Guarantor Subsidiaries. The impact to the Parent Company was to reclassify a negative balance of $5,247 million from Current Assets to Current Liabilities. The impact to the Non-Guarantor Subsidiaries was to reclassify a negative balance of $251 million from Long Term Assets to Long Term Liabilities. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Balance Sheet for any period.
[2]	This balance is primarily comprised of a receivable from the Company's AR Financing LLC subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
[3]	This balance is primarily comprised of a receivable from the Company's Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $250 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.
[4]	This balance is primarily comprised of a receivable from the Company's Accounts Receivable Financing subsidiary, which is a non-Guarantor, resulting from the normal, recurring sale of accounts receivable under the receivables facility. In a liquidation, the first $200 million (plus interest) of collections of accounts receivable sold to this subsidiary are due to the receivables facility lender. The remaining balance would be available for collection for the benefit of the Guarantors.